Income tax (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of income tax
Accumulated net taxable profit		Will pay	More %	On the surplus of
More of	To
-	5,000,000	-	25%	-
5,000,000	50,000,000	1,250,000	30%	5,000,000
50,000,000	Onwards	14,750,000	35%	50,000,000
	06.30.2022	06.30.2021	06.30.2020
Current income tax	(18,362)	(3,160)	(1,830)
Deferred income tax	16,385	(42,657)	(17,431)
MPIT	-	-	(332)
Income tax	(1,977)	(45,817)	(19,593)

Schedule of statutory tax rate
Tax jurisdiction	Income tax rate
Argentina	25% - 35%
Brazil	25% - 34%
Uruguay	0% - 25%
Bolivia	25%
U.S.	0% - 40%
Bermudas	0%
Israel	23% - 24%

Schedule of income/loss before income tax
	06.30.2022	06.30.2021	06.30.2020
Tax calculated at the tax rates applicable to profit in the respective countries	(19,055)	(7,460)	(24,060)
Permanent differences:
Tax inflation adjustment	(16,495)	(20,253)	(10,062)
Share of (profit)/ loss t of associates and joint ventures	(242)	(2,124)	2,458
Result from sale of participation in subsidiaries	(328)	185	-
Unrecognized tax loss carry-forwards	-	(8,468)	(6,981)
Expiration of tax loss carry-forwards	-	-	(2)
Recognition of deferred taxes	-	2,232	-
Fiscal transparency	(1,269)	579	-
Recovery of unrecognized tax loss carry-forwards	9,565	-	-
Change of tax rate	-	(23,463)	7,100
Non-taxable profit	(385)	(156)	2,538
Non-deductible expenses	184	(89)	-
Others	418	(89)	-
Inflation adjustment permanent difference	25,630	13,289	9,416
Income tax from continuing operations	(1,977)	(45,817)	(19,593)

Schedule of deferred tax assets and liabilities
	06.30.2022	06.30.2021
Deferred income tax assets to be recovered after more than 12 months	2,331	3,030
Deferred income tax assets to be recovered within 12 months	3,067	6,778
Deferred income tax assets	5,398	9,808
Deferred income tax liabilities to be recovered after more than 12 months	(109,268)	(132,442)
Deferred income tax liabilities to be recovered within 12 months	(12,313)	(11,403)
Deferred income tax liabilities	(121,581)	(143,845)
Total deferred income tax liabilities, net	(116,183)	(134,037)

Schedule of deferred income tax
	At the beginning	Business combinations and reclassification to other assets held for sale	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	Deconsolidation	At the end
June 30, 2022
Assets
Trade and other payables	1,290	-	-	239	-	-	1,529
Tax loss carry-forwards	4,890	-	(1,117)	(2,271)	-	-	1,502
Others	3,628	-	(549)	(712)	-	-	2,367
Subtotal assets	9,808	-	(1,666)	(2,744)	-	-	5,398
Liabilities
Investment properties and property, plant and equipment	(107,423)	-	2,467	4,102	(374)	-	(101,228)
Biological assets	(4,380)	-	643	1,021	-	-	(2,716)
Trade and other receivables	(579)	-	-	3	-	-	(576)
Investments	(11)	-	-	(40)	-	-	(51)
Intangible assets	(123)	-	-	(557)	-	-	(680)
Tax inflation adjustment	(30,668)	-	-	15,957	-	-	(14,711)
Borrowings	1,768	-	-	(1,597)	-	-	171
Inventories	(1,481)	-	384	(183)	-	-	(1,280)
Others	(948)	-	15	423	-	-	(510)
Subtotal liabilities	(143,845)	-	3,509	19,129	(374)	-	(121,581)
Assets/ (Liabilities), net	(134,037)	-	1,843	16,385	(374)	-	(116,183)

	At the beginning	Business combinations and reclassification to other assets held for sale	Currency translation adjustment	Charged to the Statement of Income	Revaluation surplus	Deconsolidation	At the end
June 30, 2021
Assets
Trade and other payables	13,210	-	3,949	(92)	-	(15,777)	1,290
Tax loss carry-forwards	23,477	-	3,957	(7,722)	-	(14,822)	4,890
Others	4,532	62	845	1,664	-	(3,475)	3,628
Subtotal assets	41,219	62	8,751	(6,150)	-	(34,074)	9,808
Liabilities
Investment properties and property, plant and equipment	(133,427)	-	(3,591)	(16,520)	(618)	46,733	(107,423)
Biological assets	(1,558)	-	187	(3,009)	-	-	(4,380)
Trade and other receivables	(2,109)	-	-	1,530	-	-	(579)
Investments	(230)	-	(2)	221	-	-	(11)
Intangible assets	(5,895)	-	(1,933)	275	-	7,430	(123)
Tax inflation adjustment	(15,454)	-	-	(15,214)	-	-	(30,668)
Borrowings	(1,971)	-	(779)	1,540	-	2,978	1,768
Inventories	(1,591)	-	(85)	195	-	-	(1,481)
Others	1,458	-	-	(5,072)	-	2,666	(948)
Subtotal liabilities	(160,777)	-	(6,203)	(36,054)	(618)	59,807	(143,845)
Assets/ (Liabilities), net	(119,558)	62	2,548	(42,204)	(618)	25,733	(134,037)

Schedule of loss carry forward
Jurisdiction	06.30.2022	Date of generation	Due date
Argentina	9	2017	2021
Argentina	130	2018	2022
Argentina	261	2019	2024
Argentina	441	2020	2025
Argentina	331	2021	2026
Argentina	747	2022	2027
Brazil	3,036	2011-2020	Do not expire
Total cumulative tax loss carry-forwards	4,955